Commitments and Contingencies - Additional Information (Details) SFr in Thousands, € in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)
Disclosure Of Contingent Liabilities [Line Items]
Accrual due to clinical trial of milestones	SFr 1,100
Milestone payments due upon trial			SFr 2,100				$ 2.6
Commitments for external research projects net	32,165		41,986
Commitments Related To Novartis License Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable upfront fee paid					SFr 4,700
Additional upfront fee payable upon reaching milestone					SFr 76,900	$ 97.0
Commitments Related to Accure License Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable upfront fee paid			3,000
Additional upfront fee payable upon reaching milestone	SFr 87,900	$ 110.9
Reimbursed costs			500
Commitments Related to Rennes University Collaboration Research Agreement
Disclosure Of Contingent Liabilities [Line Items]
Non-refundable contract cost contribution			100					€ 0.1	SFr 200	€ 0.2
Additional payment on milestones reached			SFr 6,500	€ 7.0